Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Jan. 21, 2020	Feb. 24, 2020	Feb. 05, 2020
Subsequent Events (Textual)
Partial cash payment	$ 18,539,343
Shares issued			2,708,498
Cash equivalents		$ 6,182,000
RMB [Member]
Subsequent Events (Textual)
Cash equivalents		$ 43,128,000
Series B Preferred Stock [Member]
Subsequent Events (Textual)
Shares issued		1,500,310